Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
3.	Leases
Effective January 1, 2021, the Company adopted ASC 842 using the modified retrospective transition approach for recording ROU assets and operating lease liabilities for its operating leases. The Company’s operating leases consist of office space located primarily in the United States. The Company does not have any leases classified as financing leases.
The components of lease related costs, net for the year ended December 31, 2021 are as follows (in thousands):
Year Ended December 31, 2021
Operating lease cost	$ 9,229
Variable lease cost	2,217
Operating lease cost	11,446
Short-term lease cost	88
Total lease cost, net	$ 11,534
During the year ended December 31, 2021, the Company made cash payments of $8.2 million on its operating leases, all of which were included in cash flows from operating activities within the consolidated statements of cash flows. During the year ended December 31, 2021, ROU assets obtained in exchange for operating lease liabilities were $43.3 million. Net rent expense for the years ended December 31, 2021, 2020 and 2019 amounted to $11.5 million, $11.1 million, and $5.6 million, respectively, and is included in general and administrative expense in the accompanying consolidated statements of operations. Sublease rental income is recognized as a reduction to the related lease expense on a straight-line basis over the sublease term. For the year ended December 31, 2021, the Company recorded contra rent expense related to a sublease of $0.2 million.
As of December 31, 2021, future minimum payments for the next five years and thereafter are as follows (in thousands):
Operating Leases
Years Ending December 31,
2022	$ 9,597
2023	9,898
2024	9,405
2025	5,830
2026	5,408
Thereafter	24,325
Total	$ 64,463
Less present value discount	(19,623)
Operating lease liabilities	$ 44,840
As of December 31, 2021, the Company’s operating leases had a weighted average remaining lease term of 7.4 years and a weighted-average discount rate of 9.8%. The Company’s lease agreements do not provide an implicit rate and as a result, the Company used an estimated incremental borrowing rate, which was derived from third-party information available at the time the Company adopted ASC 842 in determining the present value of future lease payments. The rate used is for a secured borrowing of a similar term as the right of use asset. During the year ended December 31, 2021, the Company recognized an impairment charge of $2.4 million related to an ROU asset reducing the carrying value of the lease asset to its estimated fair value. The fair value was estimated using an income approach based on management’s forecast of future cash flows expected to be derived based on current sublease market rent. The impairment charge is included in general and administrative expenses in the consolidated statements of operations.